Leases, Related Party (FY) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Facility		Jun. 30, 2023 USD ($)		Dec. 31, 2021 USD ($)	[1]
Related Party Leases [Abstract]
Number of lease facilities controlled by related parties | Facility	10
Operating lease right-of-use assets, net	$ 43,724	[1],[2]	$ 43,439	[2]	$ 0
Operating lease liabilities	46,401		46,640
Related Party [Member]
Related Party Leases [Abstract]
Operating lease right-of-use assets, net	13,077		$ 12,015
Operating lease liabilities	$ 13,500

[1]	Includes related party operating lease right-of-use assets, net of $13,077 at December 31, 2022
[2]	Includes related party operating right-of-use assets, net of $12,015 and $13,077 at June 30, 2023 and December 31, 2022, respectively